BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
Certain comparative amounts have been reclassified to conform to the current period presentation. Specifically, the following 2018 balances were reclassified in the consolidated statement of financial position:

•	Goodwill of US$3,816 is now presented within Intangible assets (previously within Goodwill);

•	Income tax provision of US$164 is now presented within Current income tax payable (previously within current Provisions);

•	Certain customer advances of US$192 is now presented within current Trade and other payables (previously within current Other liabilities);

•	Investments and derivatives (non-current) of US$58 is now presented separately (previously within non-current Other assets);

•	Current income tax assets of US$112 is now presented separately (previously within current Other assets);

•	Current income tax payable of US$196 is now presented separately (previously within current Other liabilities).

BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 14 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.